Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss	$ (9,061)	$ (7,555)	$ (6,000)
Items not affecting cash:
Depreciation	124	118	98
Share-based compensation	997	735	538
Loss from equity investee	509	235	186
Interest expense	369	365	335
Finance cost, net	62	6	19
Unrealized foreign exchange loss (gains)	372	(48)	(167)
Deferred revenue finance costs	4,188	4,035	3,450
Other	0	9
Cash Flows Used In Operations Before Changes In Working Capital	(2,440)	(2,100)	(1,541)
Changes in non-cash operating working capital:
Increase in receivables and prepaids	(1)	(27)	(8)
Increase (decrease) in accounts payable and accrued liabilities	126	(25)	53
Cash Flows Used In Operating Activities	(2,315)	(2,152)	(1,496)
Cash flows used in investing activities
Purchase of equipment		(33)
Cash flows used in investing activities	0	(33)
Cash flows from financing activities
Repayment of lease liability	(71)	(88)	(118)
Proceeds from issuance of common shares – share options	155	88	120
Proceeds from issuance of common shares – warrants	1,781	1,994
Proceeds from issuance of common shares – private placement			3,313
Share issuance costs			(85)
Cash Flows From (Used In) Used In Financing Activities	1,865	1,994	3,230
(Decrease) increase in cash and cash equivalents	(450)	(191)	1,734
Cash and cash equivalents - beginning of year	7,090	7,260	5,380
Effect of exchange rate changes on cash and cash equivalents	(231)	21	146
Cash and cash equivalents - end of year	$ 6,409	$ 7,090	$ 7,260